OTHER LONG-TERM LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Noncurrent [Abstract]
Fair value of derivative contracts (Note 23)	CAD 625	CAD 411
Employee post-retirement benefits (Note 22)	380	444
Asset retirement obligations	109	98
Guarantees (Note 26)	26	20
Other	120	79
Other Long-Term Liabilities	CAD 1,260	CAD 1,052